Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Table Text Block]
Commitments and contingencies are described below and summarized by the following table for the designated fiscal years ending June 30, as of December 31, 2015:

	Total	Remaining 2016	2017	2018	2019	2020	Thereafter

Management fee	$1,620,000	$180,000	$360,000	$360,000	$360,000	$360,000	$-
Primsol business	1,250,000	1,000,000	250,000	-	-	-	-
Manufacturing agreement	1,000,000	1,000,000	-	-	-	-	-
Office Lease	385,000	68,000	142,000	145,000	30,000	-	-
Sponsored research agreement with related party	315,000	35,000	70,000	70,000	70,000	70,000	-
	$4,570,000	$2,283,000	$822,000	$575,000	$460,000	$430,000	$-

Commitments and contingencies are described below and summarized by the following table as of June 30, 2015:

	Total	2016	2017	2018	2019	2020	Thereafter

Management fee	$1,800,000	$360,000	$360,000	$360,000	$360,000	$360,000	$—
ProstaScint Inventory Transfer	500,000	500,000	—	—	—	—	—
Sponsored research agreement with related party	350,000	70,000	70,000	70,000	70,000	70,000	—
Clinical research and trial obligations	329,000	329,000	—	—	—	—	—
Manufacturing	133,000	133,000	—	—	—	—	—
Office Lease	110,000	35,000	36,000	36,000	3,000	—	—
	$3,222,000	$1,427,000	$466,000	$466,000	$433,000	$430,000	$—

Schedule of Rent Expense [Table Text Block]	Rent expense for the respective periods is as follows:
	Three Months Ended December 31,		Six Months Ended December 31,
	2015	2014	2015	2014

Rent expense	$34,000	$22,000	$51,000	$40,000

Rent expense for the respective periods is as follows:
	Years Ended June 30,
	2015	2014

Rent expense	$51,000	$11,000